Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Mid-Cap Value Fund - Investor C	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,017
Expense Example, No Redemption, 10 Years	$ 2,006